                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-3229

                               SCUDDER FUNDS TRUST
                             ----------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2572
                                                            --------------

                                  John Millette
                  Deutsche Investment Management Americas Inc.
                    Two International Place, Boston, MA 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        12/31

Date of reporting period:       6/30/03

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder Short-Term Bond Fund

Semiannual Report to Shareholders

June 30, 2003

Contents

<Click Here> Performance Summary

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Investment Products

<Click Here> Account Management Resources

<Click Here> Privacy Statement

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. The prospectus contains more complete information, including a description of the risks of investing in the fund, management fees and expenses. Please read it carefully before you invest or send money.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary June 30, 2003

Classes A, B and C

Average Annual Total Returns* (Unadjusted for Sales Charge)
Scudder Short-Term Bond Fund	6-Month++	1-Year	3-Year	5-Year	10-Year
Class A(a)	1.98%	5.17%	5.99%	4.78%	4.46%
Class B(a)	1.57%	4.33%	5.14%	3.94%	3.63%
Class C(a)	1.59%	4.36%	5.17%	3.96%	3.65%
Lehman 1-3 Year Government/Credit Index+	2.08%	5.81%	7.40%	6.43%	6.04%

++ Total returns shown for periods less than one year are not annualized.

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 6/30/03	$ 10.69	$ 10.69	$ 10.69
12/31/02	$ 10.67	$ 10.67	$ 10.68
Distribution Information: Six Months: Income Dividends	$ .20	$ .16	$ .16
June Income Dividend	$ .0331	$ .0261	$ .0263
SEC 30-day Yield+++	1.99%	1.25%	1.24%
Current Annualized Distribution Rate+++	3.72%	2.93%	2.95%

+++ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on June 30, 2003. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended June 30, 2003, shown as an annualized percentage of the net asset value on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Yields and distribution rates are historical and will fluctuate.
Class A Lipper Rankings - Short Investment Grade Debt Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	52	of	125	42

Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Source: Lipper Inc.

Growth of an Assumed $10,000 Investment(b)* (Adjusted for Sales Charge)
[] Scudder Short-Term Bond Fund - Class A(c) [] Lehman 1-3 Year Government/Credit Index+

Yearly periods ended June 30

Comparative Results* (Adjusted for Sales Charge)
Scudder Short-Term Bond Fund		1-Year	3-Year	5-Year	10-Year
Class A(c)	Growth of $10,000	$10,228	$11,579	$12,280	$15,049
	Average annual total return	2.28%	5.01%	4.19%	4.17%
Class B(c)	Growth of $10,000	$10,133	$11,423	$12,033	$14,282
	Average annual total return	1.33%	4.53%	3.77%	3.63%
Class C(c)	Growth of $10,000	$10,331	$11,515	$12,024	$14,175
	Average annual total return	3.31%	4.82%	3.76%	3.55%
Lehman 1-3 Year Government/Credit Index+	Growth of $10,000	$10,581	$12,389	$13,659	$17,974
	Average annual total return	5.81%	7.40%	6.43%	6.04%

The growth of $10,000 is cumulative.

Notes to Performance Summary - Classes A, B and C

* Returns and rankings during the 3-, 5- and 10-year periods shown reflect a fee waiver and/or expense reimbursement and a reimbursement for losses incurred with certain portfolio transactions. Without this waiver/reimbursement, returns and rankings would have been lower.
a Returns shown for Class A, B and C shares for the periods prior to their inception on June 25, 2001 are derived from the historical performance of Class S shares of the Scudder Short-Term Bond Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. Any difference in expenses will affect performance.
b The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.
c Returns shown for Class A, B and C shares for the periods prior to their inception on June 25, 2001 are derived from the historical performance of Class S shares of the Scudder Short-Term Bond Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses and the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 2.75%. Class B share performance is adjusted for the applicable CDSC, which is 4% within the first year after purchase, declining to 0% after six years. Returns for Class C reflect an initial sales charge of 1.00%. Redemptions within one year of purchase may be subject to a CDSC of 1.00%. Any difference in expenses will affect performance.
+ Lehman 1-3 Year Government/Credit Index is an unmanaged index consisting of all US government agency and Treasury securities, as well as investment grade debt securities, with maturities of one to three years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the Advisor had not reimbursed the Fund for losses incurred with certain portfolio transactions and had not maintained the Fund's expenses, the total returns would have been lower. Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 621-1048 for update the fund's most up-to-date performance. On the Web, go to scudder.com.

Class AARP and Class S

Class AARP has been created especially for members of AARP. Class S is not available to new investors.

Average Annual Total Returns*
Scudder Short-Term Bond Fund	6-Month++	1-Year	3-Year	5-Year	10-Year
Class S	2.11%	5.45%	6.24%	5.04%	4.74%
Class AARP(a)	2.11%	5.45%	6.24%	5.04%	4.74%
Lehman 1-3 Year Government/Credit Index+	2.08%	5.81%	7.40%	6.43%	6.04%

++ Total returns shown for periods less than one year are not annualized.

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

Net Asset Value and Distribution Information
	Class AARP	Class S
Net Asset Value: 6/30/03	$ 10.69	$ 10.69
12/31/02	$ 10.68	$ 10.68
Distribution Information: Six Months: Income Dividends	$ .21	$ .21
June Income Dividend	$ .0355	$ .0355
SEC 30-day Yield+++	2.30%	2.30%
Current Annualized Distribution Rate+++	3.99%	3.99%

+++ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on June 30, 2003. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended June 30, 2003, shown as an annualized percentage of the net asset value on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Yields and distribution rates are historical and will fluctuate.

Class S Lipper Rankings* - Short Investment Grade Debt Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	40	of	125	32
3-Year	59	of	101	58
5-Year	67	of	91	73
10-Year	33	of	36	90

Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested.

Source: Lipper Inc.

Growth of an Assumed $10,000 Investment*
[] Scudder Short-Term Bond Fund - Class S [] Lehman 1-3 Year Government/Credit Index+

Yearly periods ended June 30

Comparative Results*
Scudder Short-Term Bond Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$10,545	$11,993	$12,785	$15,884
	Average annual total return	5.45%	6.24%	5.04%	4.74%
Class AARP(a)	Growth of $10,000	$10,545	$11,992	$12,788	$15,889
	Average annual total return	5.45%	6.24%	5.04%	4.74%
Lehman 1-3 Year Government/Credit Index+	Growth of $10,000	$10,581	$12,389	$13,659	$17,974
	Average annual total return	5.81%	7.40%	6.43%	6.04%

The growth of $10,000 is cumulative.

Notes to Performance Summary - Class AARP and Class S

* Returns and rankings during the 3-, 5- and 10-year periods shown reflect a fee waiver and/or expense reimbursement and a reimbursement for losses incurred with certain portfolio transactions. Without this waiver/reimbursement, returns and rankings would have been lower.
a Returns shown for Class AARP for the periods prior to its inception on August 14, 2000 are derived form the historical performance on Class S shares of the Scudder Short-Term Bond Fund during such periods and have assumed the same expense structure during such periods. Any difference in expenses will affect performance.
+ Lehman 1-3 Year Government/Credit Index is an unmanaged index consisting of all US government agency and Treasury securities, as well as investment grade debt securities, with maturities of one to three years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the Advisor had not reimbursed the Fund for losses incurred with certain portfolio transactions and had not maintained the Fund's expenses, the total returns would have been lower. Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 728-3337 (Class AARP) or (800) SCUDDER (Class S) for the fund's most up-to-date performance. On the Web, go to aarp.scudder.com (Class AARP) or myScudder.com (Class S).

Portfolio Management Review

In the following interview, Portfolio Managers Sean McCaffrey and William Chepolis discuss Scudder Short-Term Bond Fund's strategy and the market environment during the six-month period ended June 30, 2003.

Q: How did the bond market perform in the first half of 2003?

A: Bonds, which delivered solid gains for investors during the past three calendar years, continued to produce strong performance during the first six months of 2003. The bond market was supported by two key factors. First, the uncertainty that developed in the weeks leading up to the war in Iraq prompted investors to seek less volatile investments. As a result, Treasury bonds received a boost during the first quarter. The second factor helping bond market performance was the growing belief among investors that the US Federal Reserve (the Fed) could cut interest rates further, even using unconventional means, in an effort to keep interest rates low for an extended period. With the danger of higher interest rates seemingly removed, investors felt they had received a green light to buy bonds. Prices rose, causing Treasury yields to fall to 45-year lows. The Fed cut rates by a quarter point in late June, signaling that it intends to maintain a low-interest- rate policy for as long as necessary to get the economy moving again. Yields began to climb in the latter part of June following the Fed action, but they remained well below where they stood at the beginning of the year. This yield movement is illustrated in the chart on page 11.

The drop in Treasury yields proved helpful to other areas of the bond market. Many investors who remained fearful of stocks felt they were unable to earn meaningful yields in either Treasuries or money market products. As a result, investors rotated cash into so-called spread products, the various types of bonds that offer yields above Treasuries. Corporate bonds, for example, performed very well over the first half of the year. In general, lower-quality, higher-yielding spread products delivered the best performance.

Treasury Yield Curve: Recent History

Past performance is no guarantee of future results.

Source: Bloomberg

Q: How did the fund perform during the period?

A: For the six months ended June 30, 2003, the fund's Class A shares returned 1.98% (unadjusted for sales charges). In comparison, the fund's unmanaged benchmark, the Lehman Brothers 1-3 Year Government/Credit Index, returned 2.08%. For the six-month period, the fund slightly underperformed with the average peer in the Lipper Short Term Investment Grade Debt Funds category.1 (Please see page 4 for performance for other share classes.)

Q: Will you discuss the fund's longer-term track record?

A: The fund's three-, five- and 10-year returns as of June 30, 2003 lag the returns of its Lipper peer group for the same periods. (Average Lipper peers returned 5.01%, 6.19%, 5.47% and 5.34% for the 1, 3, 5 and 10 year periods, respectively.) It did, however, outperform for the one-year period. Our goal is to continue this trend of improving results over time. We strive to generate consistent returns vs. our peer group by managing the fund in a conservative fashion and placing an emphasis on risk management. By risk management, we are referring to the steps we take to avoid the impact that any one investment decision will have on performance. We therefore avoid making bets on interest rates and avoid making oversized bets on individual securities. For example, we believe interest rate bets do not work because a portfolio manager could believe that rates will rise and buy a lot of very short-term bonds, only to have rates decrease instead. Since short-term bonds would likely underperform in that environment, the fund's performance would suffer. Additionally, we have diversified our holdings in the corporate portion of the portfolio, so that the size of the current average holding represents about a third of a percent of the fund's total assets. At the end of 2002, in comparison, this number stood at about 0.6%. We feel this approach will help us dampen the impact that negative surprises in the corporate bond market will have on the portfolio.

We are comfortable that our strategy and the positioning of the portfolio will help us pursue our goal of generating more-predictable short-term performance and improving the fund's longer-term results.

Q: How is the fund positioned at present?

A: The fund now holds substantial positions in asset-backed securities (ABSs) and commercial mortgage-backed securities (CMBSs).2,3 ABSs made up 23% of the portfolio on June 30, compared with approximately 16% on December 31, 2002. Meanwhile, CMBSs accounted for 11% of the portfolio's assets on June 30, compared with 3% at the end of 2002. We believe both asset classes offer the opportunity to earn extra yield in comparison with Treasuries. Given strong fundamental research, we believe that a wealth of individual securities are available in these two sectors that offer excellent risk-return trade-offs; the securities offer higher return potential without significant sacrifice in liquidity or credit quality in our opinion. Recent examples include purchases of securities originated by JP Morgan Chase, Fleet Bank, Capital One and Americredit. Our focus on finding CMBSs and ABSs that offer this combination of value and quality allowed us to generate strong performance from this part of the portfolio during the past six months.

As we've built the fund's positions in ABSs and CMBSs, we've made corresponding reductions to mortgage pass-throughs and agency collateralized mortgage obligations.4,5 The purpose of this move was to reduce the fund's exposure to prepayments. As interest rates have dropped, home owners have refinanced their mortgages at record-low interest rates. This has detracted from the performance of these asset classes, and in our view, yields are not high enough to make up for this risk. Our decision to reduce the fund's weighting in these areas proved helpful to performance during the period.

The corporate portion of the portfolio stood at approximately 27% of assets at the end of June, which is slightly more than where it was at the end of 2002. Although the total weighting is not materially different, we have added significantly to the number of individual positions. The portfolio now holds more than 80 corporate positions, compared with a little more than 40 at the end of last year. Corporates performed well for the fund on an absolute basis during the period, especially at the lower-quality end of the spectrum. However, the fund has been somewhat conservative in this area and, therefore, did not perform as well as some of its peers for the first half of the year as lower quality generally provided the greatest returns. The fund is not allowed to purchase junk bonds (that is, below-investment-grade bonds), and must invest at least 65% of assets in US government securities or bonds rated in the top two credit grades (AAA or AA). While this high-quality focus detracted from the fund's performance in the short term, we believe that owning higher-quality issues in combination with greater diversification at this time will help us achieve our goal of delivering consistent long-term returns.

1 The Lipper Short Investment Grade Debt Funds category includes funds that invest at least 65% of their assets in investment-grade debt issues (rated in the top-four grades) with dollar-weighted average maturities of less than three years. It is not possible to invest directly in a category or any index.
2 Asset-backed securities (ABSs) are bonds or notes backed by loans or accounts receivable originated by banks, credit card companies or other providers of credit.
3 Commercial mortgage-backed securities (CMBSs) are securities in which mortgages are pooled, securitized and sold to investors, and backed by commercial mortgages.
4 Mortgage pass-throughs are securities backed by a pool of individual mortgages that pass interest and principal payments through to investors. Home owners make their mortgage payments to a bank; after deducting a service charge, the bank forwards the mortgage payments to the holders of the securities.
5 Collateralized mortgage obligations (CMOs) are mortgage-backed bonds that separate mortgage pools into maturity classes. CMOs are usually backed by the government or other top-grade mortgages and have AAA ratings. However, the government guarantee applies only to the timely payment of principal and interest and does not remove market risk. In exchange for lower yields, CMOs offer increased security with respect to the life of the investment compared with conventional mortgage-backed securities. However, home owners' mortgage prepayments can still affect a bond's yield and average life.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary

Diversification	6/30/03	12/31/02

Corporate Bonds	27%	24%
US Treasury Obligations	25%	18%
Asset Backed	23%	16%
Commercial Mortgage Backed	11%	3%
Collateralized Mortgage Obligations	8%	15%
Government National Mortgage Association	3%	5%
Cash Equivalents, net	1%	3%
Foreign Bonds - US$ Denominated	1%	1%
US Agency Obligations	1%	11%
US Government Agency Pass-Thrus	-	4%
	100%	100%

Quality	6/30/03	12/31/02

US Government & Treasury Obligations	31%	43%
AAA*	30%	20%
AA	4%	5%
A	16%	12%
BBB	17%	17%
Not Rated	2%	3%
	100%	100%

Effective Maturity	6/30/03	12/31/02

Under 1 year	13%	19%
1 < 5 years	86%	75%
5 < 8 years	1%	6%
	100%	100%

* Category includes cash equivalents, net.

Diversification, quality and effective maturity are subject to change.

For more complete details about the fund's investment portfolio, see page 18. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio as of June 30, 2003 (Unaudited)

	Principal Amount ($)	Value ($)

Corporate Bonds 25.0%
Consumer Discretionary 2.3%
AOL Time Warner, Inc., 6.125%, 4/15/2006	4,500,000	4,920,507
Continental Cablevision, Inc., 8.3%, 5/15/2006	4,500,000	5,178,321
Cox Communications, Inc.: 7.5%, 8/15/2004	500,000	530,674
6.875%, 6/15/2005	1,000,000	1,091,248
Lowe's Companies, Inc., 7.5%, 12/15/2005	2,000,000	2,272,606
News America Holdings, Inc., 8.5%, 2/15/2005	2,000,000	2,193,048
Wal-Mart Stores, 4.15%, 6/15/2005	9,400,000	9,852,234
		26,038,638
Consumer Staples 1.8%
Coca-Cola Enterprises, Inc., 8.0%, 1/4/2005	10,000,000	10,936,770
Conagra Foods, Inc., 7.5%, 9/15/2005	1,000,000	1,115,146
Kraft Foods, Inc., 4.625%, 11/1/2006	4,000,000	4,248,324
Procter & Gamble Co., 4.0%, 4/30/2005	2,260,000	2,365,890
Tyson Foods, Inc., 7.25%, 10/1/2006	750,000	837,559
Unilever Capital Corp., 6.875%, 11/1/2005	1,000,000	1,116,223
		20,619,912
Energy 1.7%
Conoco Funding Co., 5.45%, 10/15/2006	6,000,000	6,623,250
Phillips Petroleum Co., 8.5%, 5/25/2005	8,100,000	9,124,221
Transocean, Inc., 6.75%, 4/15/2005	1,000,000	1,080,008
Union Oil Co., 6.375%, 2/1/2004	2,000,000	2,045,842
Valero Energy Corp., 7.375%, 3/15/2006	1,000,000	1,109,029
		19,982,350
Financials 12.7%
American General Finance, 5.875%, 7/14/2006	3,000,000	3,310,269
Bank of America Corp., 4.75%, 10/15/2006	5,000,000	5,389,675
Bank One Corp., 7.625%, 8/1/2005	4,000,000	4,482,032
BB&T Corp., 6.375%, 6/30/2005	1,000,000	1,085,619
Bear Stearns Co., Inc., 3.0%, 3/30/2006	2,000,000	2,051,702
Caterpillar Financial Service Corp., 6.875%, 8/1/2004	5,000,000	5,294,365
Citigroup, Inc.: 4.125%, 2/21/2006	2,000,000	2,070,038
5.5%, 8/9/2006	8,000,000	8,782,976
EOP Operating LP, 7.375%, 11/15/2003	12,000,000	12,240,192
Ford Motor Credit Co.:
6.7%, 7/16/2004	4,000,000	4,153,316
6.875%, 2/1/2006	4,000,000	4,242,400
7.6%, 8/1/2005	10,600,000	11,381,093
General Electric Capital Corp.:
2.85%, 1/30/2006	4,000,000	4,091,964
6.8%, 11/1/2005	5,500,000	6,126,230
General Motors Acceptance Corp.:
6.38%, 1/30/2004	6,000,000	6,158,124
6.75%, 1/15/2006	6,000,000	6,369,852
Goldman Sachs Group, Inc., 7.625%, 8/17/2005	4,000,000	4,507,580
Hartford Financial Services Group, Inc., 2.375%, 6/1/2006	1,500,000	1,498,685
Household Finance Corp., 8.0%, 5/9/2005	6,000,000	6,685,098
John Deere Capital Corp., 3.125%, 12/15/2005	3,000,000	3,086,667
Lehman Brothers Holdings, Inc., 6.25%, 5/15/2006	2,000,000	2,234,428
Marshall & Ilsley Corp., 5.75%, 9/1/2006	2,570,000	2,861,168
Merrill Lynch & Co., 6.15%, 1/26/2006	1,000,000	1,100,243
Morgan Stanley Dean Witter & Co., 7.75%, 6/15/2005	6,000,000	6,685,284
National City Corp., 7.2%, 5/15/2005	2,500,000	2,741,545
NiSource Finance Corp., 7.5%, 11/15/2003	2,000,000	2,037,472
PNC Funding Corp., 5.75%, 8/1/2006	1,000,000	1,103,345
Suntrust Banks, Inc., 7.375%, 7/1/2006	3,000,000	3,466,077
US Bancorp: 6.75%, 10/15/2005	1,000,000	1,104,584
2.75%, 3/30/2006	3,000,000	3,061,734
Verizon Global Funding Corp., 6.75%, 12/1/2005	5,000,000	5,579,305
Wachovia Corp., 4.95%, 11/1/2006	4,500,000	4,899,677
Wells Fargo & Co., 7.25%, 8/24/2005	5,000,000	5,585,895
		145,468,634
Health Care 0.7%
Pfizer, Inc., 5.625%, 2/1/2006	2,000,000	2,195,124
Wyeth, 6.25%, 3/15/2006	5,000,000	5,544,170
		7,739,294
Industrials 1.1%
Boeing Capital Corp., 5.65%, 5/15/2006	4,000,000	4,322,696
General Dynamics Corp., 2.125%, 5/15/2006	1,000,000	1,013,451
Lockheed Martin Corp., 7.25%, 5/15/2006	1,500,000	1,708,265
Norfolk Southern Corp., 8.375%, 5/15/2005	1,000,000	1,111,209
Raytheon Co.:
6.5%, 7/15/2005	3,000,000	3,261,207
8.2%, 3/1/2006	1,000,000	1,153,759
		12,570,587
Information Technology 0.1%
Citizens Communications, 8.5%, 5/15/2006	1,000,000	1,159,811
Materials 0.6%
Alcoa, Inc., 5.875%, 6/1/2006	500,000	553,972
Weyerhaeuser Co., 6.125%, 3/15/2007	5,900,000	6,526,586
		7,080,558
Telecommunication Services 0.9%
AT&T Wireless Services, Inc., 7.35%, 3/1/2006	1,000,000	1,122,141
Bellsouth Corp., 5.0%, 10/15/2006	1,500,000	1,639,368
Cingular Wireless LLC, 5.625%, 12/15/2006	1,000,000	1,096,120
SBC Communications, Inc., 5.75%, 5/2/2006	1,700,000	1,877,504
Sprint Capital Corp, 6.0%, 1/15/2007	3,200,000	3,438,886
Vodafone Group PLC, 7.625%, 2/15/2005	1,000,000	1,094,973
		10,268,992
Utilities 3.1%
Alabama Power Co., 4.875%, 9/1/2004	12,000,000	12,490,200
Dominion Resources, Inc., 2.8%, 2/15/2005	2,000,000	2,026,390
DTE Energy Co., 6.0%, 6/1/2004	3,000,000	3,113,688
FPL Group Capital, Inc., 3.25%, 4/11/2006	830,000	851,716
Kinder Morgan, Inc., 6.65%, 3/1/2005	2,500,000	2,682,210
National Rural Utilities, 6.0%, 5/15/2006	500,000	555,328
Pepco Holdings, Inc., 3.75%, 2/15/2006	2,500,000	2,584,880
Progress Energy, Inc., 6.55%, 3/1/2004	11,600,000	11,967,094
		36,271,506
Total Corporate Bonds (Cost $277,725,941)		287,200,282

Foreign Bonds - US$ Denominated 1.8%
British Telecommunications PLC, 7.88%, 12/15/2005**	3,000,000	3,416,520
Deutsche Telekom International Finance, 8.25%, 6/15/2005	3,000,000	3,345,384
France Telecom, 7.88%, 3/1/2006**	3,200,000	3,650,147
Province of Manitoba, 2.75%, 1/17/2006	2,000,000	2,037,640
Province of Quebec, 5.5%, 4/11/2006	1,000,000	1,095,300
Republic of Italy, 4.625%, 6/15/2005	4,000,000	4,222,176
Rio Tinto Financial USA Ltd., 5.75%, 7/3/2006	2,000,000	2,193,126
United Mexican States, 8.5%, 2/1/2006	720,000	834,840
Total Foreign Bonds - US$ Denominated (Cost $20,517,460)		20,795,133

Asset Backed 26.7%
Automobile Receivables 7.6%
Aesop Funding II LLC "A", Series 1998-1, 6.14%, 5/20/2006	10,941,000	11,716,380
Americredit Automobile Receivables Trust:
"A2A", Series 2003 -A3, 1.677%, 10/6/2006	5,000,000	5,006,716
"A4", Series 2002-C, 3.55%, 2/12/2009	1,405,000	1,438,541
"B", Series 2002-1, 4.23%, 10/6/2006	2,660,000	2,745,553
"B", Series 2002-1, 5.28%, 4/9/2007	6,120,000	6,352,739
Capital Auto Receivables Asset Trust "A4", Series 2002-5, 2.92%, 4/15/2008	10,000,000	10,265,057
Capital One Prime Auto Receivables Trust "A4", Series 2003-1, 2.59%, 9/15/2009	6,410,000	6,489,748
Daimler Chrysler Auto Trust:
"A3", Series 2000-D, 6.66%, 1/8/2005	822,853	829,586
"A3", Series 2000-C, 6.82%, 9/6/2004	245,903	246,134
First Security Auto Owner Trust "A4", Series 2000-1, 7.4%, 10/17/2005	6,798,152	6,903,792
Ford Credit Auto Owner Trust:
"A3", Series 2001-D, 4.31%, 6/15/2005	7,366,890	7,460,890
"C", Series 2002-D, 4.4%, 5/15/2007	3,040,000	3,111,765
"C", Series 2002-C, 4.81%, 3/15/2007	1,095,000	1,137,501
Honda Auto Receivables Trust "A4", Series 2002-3, 3.61%, 12/18/2007	4,590,000	4,780,581
Hyundai Auto Receivables Trust "B", Series 2002-A, 3.54%, 2/16/2009	4,020,000	4,130,504
Toyota Auto Receivables Owner Trust "A4", Series 2002-C, 7.21%, 4/15/2007	5,856,352	6,006,379
Union Acceptance Corp. "A4", Series 2000-D, 6.89%, 4/9/2007	5,790,000	6,095,438
World Omni Auto Receivables Trust "B", Series 2002-A, 3.75%, 7/15/2009	2,423,469	2,454,859
		87,172,163
Credit Card Receivables 10.7%
American Express Credit Account Master Trust "A", Series 2000-1, 7.2%, 9/17/2007	10,000,000	10,923,904
Capital One Master Trust:
"C", Series 1999-1, 6.6%, 7/16/2007	3,060,000	3,161,833
"A", Series 2000-2, 7.2%, 8/15/2008	1,240,000	1,357,934
"C", Series 2000-3, 7.9%, 10/15/2010	6,400,000	6,944,000
Capital One Multi-Asset Execution Trust "C2", Series 2003-C2, 4.32%, 4/15/2009	1,500,000	1,489,431
Chase Credit Card Master Trust "A", Series 1999-3, 6.66%, 1/15/2007	2,115,000	2,236,602
Chemical Master Credit Card Trust "A", Series 1996-3, 7.09%, 2/15/2009	16,875,000	18,461,323
Citibank Credit Card Issuance Trust:
"A", Series 2002-A1, 4.95%, 2/9/2009	2,580,000	2,806,873
"A1", Series 2000-A1, 6.9%, 10/15/2007	2,500,000	2,781,262
"C1", Series 2000-C1, 7.45%, 9/15/2007	5,600,000	6,194,859
Discover Card Master Trust I "A", Series 2000-9, 6.35%, 7/15/2008	7,500,000	8,308,672
Fleet Credit Card Master Trust II:
"A", Series 2001-B, 5.6%, 12/15/2008	6,230,000	6,737,579
"B", Series 2001-B, 5.9%, 12/15/2008	10,000,000	10,853,500
Household Affinity Credit Card Master Note "B", Series 2003-2, 2.51%, 2/15/2008	4,454,000	4,498,342
MBNA Credit Card Master Note Trust "C3", Series 2001-C3, 6.55%, 12/15/2008	5,600,000	6,106,150
MBNA Master Credit Card Trust "A", Series 1998-J, 5.25%, 2/15/2006	12,750,000	12,861,573
Pass-Through Amortizing Credit Card Trust "A1FX", Series 2002-1A, 4.096%, 6/18/2012	6,406,690	6,601,476
Prime Credit Card Master Trust "A", Series 2000-1, 6.7%, 10/15/2009	3,460,000	3,786,310
Providian Master Trust "C", Series 1999-1, 7.35%, 1/15/2009	6,670,000	6,957,650
		123,069,273
Home Equity Loans 1.0%
IMC Home Equity Loan Trust "A8", Series 1998-3, 6.34%, 8/20/2029	5,487,124	5,834,522
Oakwood Mortgage Investors, Inc., "A3", Series 1999-B, 6.45%, 11/15/2017	2,831,333	2,854,408
Residential Funding Mortgage Securities, Inc. "B2", Series 1992-J9, 7.76%, 4/28/2022**	926,538	927,697
WFS Financial Owner Trust "A4A", Series 2002-1, 4.87%, 9/20/2009	1,740,000	1,851,985
		11,468,612
Manufactured Housing Receivables 2.6%
Credit Suisse First Boston "M1", Series 2001-10R, 7.04%, 12/27/2028**	669,530	671,940
Green Tree Financial Corp. "B2", Series 1996-5, 8.45%, 7/15/2027*	9,577,843	2,226,849
Merrill Lynch Mortgage Investors, Inc.: "A2", Series 1998-C2, 6.39%, 2/15/2030	10,000,000	11,259,289
"A3", Series 1996-C2, 6.96%, 11/21/2028	6,990,000	7,714,298
"A3", Series 1997-C1, 7.12%, 6/18/2029	6,640,000	7,464,297
		29,336,673
Miscellaneous 4.8%
California Infrastructure "A6", Series 1997-1, 6.38%, 9/25/2008	4,940,000	5,357,282
Caterpillar Financial Asset Trust "B", Series 2002-A, 4.03%, 5/26/2008	1,580,000	1,617,662
CIT RV Trust, 6.4%, 8/15/2013	6,205,000	6,570,486
Credit Based Asset Servicing Corp., 7.25%, 6/25/2032	1,864,721	1,818,103
Master Resecuritization Trust, Series 2002-1, Principal only, 10/28/2031	19,251,938	16,556,667
Peco Energy Transition Trust "A6", Series 1999-A, 6.05%, 3/1/2009	10,000,000	11,137,580
PP&L Transition Bond Co. LLC "A7", Series 1999-1, 7.05%, 6/25/2009	1,010,000	1,166,732
Public Service New Hampshire Funding LLC "A2", Series 2001-1, 5.73%, 11/1/2010	10,000,000	11,025,132
		55,249,644
Total Asset Backed (Cost $310,459,928)		306,296,365

US Treasury Obligations 24.8%
US Treasury Bond, 10.375%, 11/15/2009	21,500,000	24,154,756
US Treasury Note:
1.125%, 6/30/2005	93,660,000	93,308,775
1.75%, 12/31/2004	47,190,000	47,599,232
2.0%, 5/15/2006	415,000	419,409
2.875%, 6/30/2004	116,385,000	118,503,556
6.75%, 5/15/2005	868,000	955,919
Total US Treasury Obligations (Cost $283,771,003)		284,941,647

US Government Agency Pass-Thrus 0.3%
Federal Home Loan Mortgage Corp., 7.2%, 10/1/2006	963,931	1,105,147
Federal National Mortgage Association, 8.0%, 7/1/2015	2,004,001	2,150,732
Total US Government Agency Pass-Thrus (Cost $3,109,884)		3,255,879

Collateralized Mortgage Obligations 14.8%
Amresco Commercial Mortgage Funding, Series 1997-C1, 7.19%, 6/17/2029	11,451,000	13,115,734
Bank of America Mortgage Securities:
"1A3", Series 2002-K, 3.5%, 10/20/2032	2,787,497	2,790,493
"B1", Series 2002-H, 4.682%, 8/25/2032	4,314,597	4,439,990
"B2", Series 2002-H, 4.682%, 8/25/2032	3,001,803	3,074,034
"B1", Series 2002-F, 4.801%, 6/25/2032	4,313,520	4,448,992
"B2", Series 2002-B, 5.199%, 3/25/2032	2,421,502	2,458,674
"B2", Series 2002-A, 5.242%, 2/25/2032	3,029,734	3,087,979
"B3", Series 2002-D, 5.443%, 5/25/2032	1,878,323	1,911,193
"B1", Series 2002-D, 5.443%, 5/25/2032	4,611,675	4,722,644
"B2", Series 2002-C, 5.512%, 5/25/2032	1,948,979	2,000,139
Capco America Securitization Corp., Series 1998-D7, 5.86%, 10/15/2030	15,942,433	17,219,436
Chase Commercial Mortgage Securities Corp., Series 19997-2, 6.6%, 12/19/2029	10,000,000	11,305,829
CMC Securities Corp. III, Series 1998-2, 6.75%, 11/25/2028	94,342	97,391
Commercial Mortgage Asset Trust, Series 1999-C1, 6.25%, 1/17/2032	10,848,885	11,690,029
DLJ Mortgage Acceptance Corp., Series 1997-CF2, 6.82%, 10/15/2030	10,121,771	11,258,853
Federal Home Loan Mortgage Corp.:
"GH", Series 2394, 5.0%, 5/15/2021	3,735,621	3,740,878
"VA", Series 2093-VA, 6.0%, 7/15/2004	1,303,918	1,313,904
"BT", Series 2448, 6.0%, 5/15/2032	48,433	50,205
Federal National Mortgage Association:
"PD", Series G94-10, 6.5%, 9/17/2009	5,000,000	5,403,469
"A1", Series 2001-T8, 7.5%, 7/25/2041	3,425,380	3,822,511
GE Capital Mortgage Services, Inc.:
"3B2", Series 1998-11, 6.5%, 6/25/2013	220,255	223,542
"3B3", Series 2000-12, 7.25%, 10/1/2015	224,132	224,132
GMAC Commercial Mortgage Securities, Inc.:
"A1", Series 1998-C2, 6.15%, 11/1/2007	2,235,433	2,385,655
"A3", Series 1997-C1, 6.869%, 7/15/2029	11,320,000	12,885,251
Headlands Mortgage Securities, Inc., Series 1998-3, 6.65%, 2/25/2029	4,289,738	4,522,041
JP Morgan Commercial Mortgage Finance Corp., Series 1997-C5, 7.088%, 9/15/2029	1,429,240	1,634,409
Master Resecuritization Trust, Series 2002-3, 5.0%, 9/26/2031	13,891,679	13,336,012
Morgan Stanley Capital I, Series 1998-WF2, 6.54%, 7/15/2030	6,490,000	7,486,555
Nationslink Funding Corp., Series 1998-2, 6.0%, 8/20/2030	501,165	537,623
Norwest Asset Securities Corp.:
"B3", Series 1997-16, 6.75%, 10/25/2027	405,510	405,123
"B3", Series 1997-18, 6.75%, 12/25/2027	666,641	667,276
Paine Webber Mortgage Acceptance Corp., Series 1999-4, 6.799%, 7/28/2024	2,365,404	2,389,058
PNC Mortgage Acceptance Corp., Series 2000-C1, 7.52%, 7/15/2008	4,855,978	5,532,095
Prudential Home Mortgage Securities:
"3B3", Series 1994-A, 6.774%, 4/28/2024	577,168	579,430
"4B", Series 1994-A, 6.784%, 4/28/2024	3,697,290	3,766,037
Residential Funding Mortgage Security:
"2000-S8", Series B1, 7.25%, 6/25/2015	225,362	225,173
7.25%, 9/25/2015	362,889	362,572
Structured Asset Mortgage Investments, Inc., Series 1998-11, 6.75%, 1/25/2029	4,442,219	4,500,856
Total Collateralized Mortgage Obligations (Cost $167,127,891)		169,615,217

US Agency Obligations 1.4%
Federal Home Loan Mortgage Corp., 2.875%, 9/15/2005	600,000	617,724
Federal National Mortgage Association:
3.0%, 7/29/2004	15,000,000	15,022,035
5.25%, 6/15/2006	750,000	823,602
Total US Agency Obligations (Cost $16,421,579)		16,463,361

Government National Mortgage Association 3.2%
Government National Mortgage Association:
7.0% with various maturities until 6/15/2017	22,706,835	24,324,548
8.0% with various maturities until 8/15/2012	4,647,549	5,019,442
8.5%, 11/15/2009	2,900,680	3,093,813
9.5% with various maturities until 11/15/2020	8,605	9,692
11.5% with various maturities until 4/15/2019	3,174,351	3,699,460
Total Government National Mortgage Association (Cost $35,605,609)		36,146,955

	Shares	Value ($)

Cash Equivalents 3.3%
Scudder Cash Management QP Trust, 1.15% (b) (Cost $37,663,377)	37,663,377	37,663,377

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,152,402,672) (a)	101.3	1,162,378,216
Other Assets and Liabilities, Net	(1.3)	(14,912,733)
Net Assets	100.0	1,147,465,483

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
** These securities are shown at their current rate as of June 30, 2003.
(a) The cost for federal income tax purposes was $1,157,935,452. At June 30, 2003, net unrealized appreciation for all securities based on tax cost was $4,442,764. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $15,045,699 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,602,935.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investments in securities, at value (cost $1,114,739,295)	$ 1,124,714,839
Investment in Scudder Cash Management QP Trust (cost $37,663,377)	37,663,377
Receivable for investments sold	24,351,375
Interest receivable	7,651,242
Receivable for Fund shares sold	1,553,601
Total assets	1,195,934,434
Liabilities
Payable for investment purchased	46,328,244
Payable for Fund shares redeemed	1,360,404
Accrued management fee	408,690
Other accrued expenses and payables	371,613
Total liabilities	48,468,951
Net assets, at value	$ 1,147,465,483
Net Assets
Net assets consist of: Distribution in excess of net investment income	$ (4,767,948)
Net unrealized appreciation (depreciation) on investments	9,975,544
Accumulated net realized gain (loss)	(163,405,932)
Paid-in capital	1,305,663,819
Net assets, at value	$ 1,147,465,483

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($130,599,706 / 12,222,113 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.69
Maximum offering price per share (100 / 97.25 of $10.69)	$ 10.99
Class B
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($39,571,925 / 3,703,148 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 10.69
Class C
Net Asset Value and redemption price (subject to contingent deferred sales charge) per share ($27,752,090 / 2,596,854 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 10.69
Maximum offering price per share (100 / 99.00 of $10.69)	$ 10.80
Class AARP Net Asset Value, offering and redemption price per share ($346,988,244 / 32,458,026 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.69
Class S Net Asset Value, offering and redemption price per share ($602,553,518 / 56,376,970 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.69

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Income: Interest	$ 22,017,368
Interest - Scudder Cash Management QP Trust	345,574
Total Income	22,362,942
Expenses: Management fee	2,555,398
Administrative fee	1,739,984
Distribution service fees	466,212
Trustees' fees and expenses	9,182
Other	23,125
Total expenses, before expense reductions	4,793,901
Expense reductions	(977)
Total expenses, after expense reductions	4,792,924
Net investment income	17,570,018
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	6,185,635
Net realized appreciation (depreciation) during the period on investments	(126,264)
Net gain (loss) on investment transactions	6,059,371
Net increase (decrease) in net assets resulting from operations	$ 23,629,389

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income	$ 17,570,018	$ 43,575,167
Net realized gain (loss) on investment transactions	6,185,635	5,298,303
Net unrealized appreciation (depreciation) on investment transactions during the period	(126,264)	4,227,510
Net increase (decrease) in net assets resulting from operations	23,629,389	53,100,980
Distributions to shareholders from: Net investment income: Class A	(2,390,037)	(5,212,357)
Class B	(574,806)	(1,090,269)
Class C	(355,248)	(417,664)
Class AARP	(6,924,253)	(15,852,420)
Class S	(12,093,622)	(28,107,761)
Fund share transactions: Proceeds from shares sold	132,931,955	274,455,343
Reinvestment of distributions	17,502,356	39,636,169
Cost of shares redeemed	(151,044,095)	(312,276,161)
Net increase (decrease) in net assets from Fund share transactions	(609,784)	1,815,351
Increase (decrease) in net assets	681,639	4,235,860
Net assets at beginning of period	1,146,783,844	1,142,547,984
Net assets at end of period (including distributions in excess of net investment income of $4,767,948 at June 30, 2003)	$ 1,147,465,483	$ 1,146,783,844

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A
Years Ended December 31,	2003[a]	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.67	$ 10.65	$ 10.67
Income (loss) from investment operations: Net investment income[c]	.16	.39	.26
Net realized and unrealized gain (loss) on investment transactions	.06	.08	(.01)
Total from investment operations	.22	.47	.25
Less distributions from: Net investment income	(.20)	(.45)	(.27)
Net asset value, end of period	$ 10.69	$ 10.67	$ 10.65
Total Return (%)[d]	1.98**	4.67	2.33**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	131	130	120
Ratio of expenses (%)	1.02*	1.03	1.03*
Ratio of net investment income (%)	2.92*	3.63	4.62*
Portfolio turnover rate (%)	233*	346	87
[a] For the six months ended June 30, 2003 (Unaudited).
[b] For the period from June 25, 2001 (commencement of sales of Class A shares) to December 31, 2001.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of sales charge.
* Annualized
** Not annualized

Class B
Years ended December 31,	2003[a]	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.67	$ 10.65	$ 10.67
Income (loss) from investment operations: Net investment income[c]	.12	.30	.21
Net realized and unrealized gain (loss) on investment transactions	.06	.09	(.01)
Total from investment operations	.18	.39	.20
Less distributions from: Net investment income	(.16)	(.37)	(.22)
Net asset value, end of period	$ 10.69	$ 10.67	$ 10.65
Total Return (%)[d]	1.57**	3.82	1.92**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	40	37	30
Ratio of expenses (%)	1.82*	1.83	1.83*
Ratio of net investment income (%)	2.12*	2.83	3.82*
Portfolio turnover rate (%)	233*	346	87
[a] For the six months ended June 30, 2003 (Unaudited).
[b] For the period from June 25, 2001 (commencement of sales of Class B shares) to December 31, 2001.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of sales charge.
* Annualized
** Not annualized

Class C
Years ended December 31,	2003[a]	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.68	$ 10.65	$ 10.67
Income (loss) from investment operations: Net investment income[c]	.12	.31	.21
Net realized and unrealized gain (loss) on investment transactions	.05	.09	(.01)
Total from investment operations	.17	.40	.20
Less distributions from: Net investment income	(.16)	(.37)	(.22)
Net asset value, end of period	$ 10.69	$ 10.68	$ 10.65
Total Return (%)[d]	1.59**	3.85	1.93**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	28	20	9
Ratio of expenses (%)	1.81*	1.80	1.80*
Ratio of net investment income (%)	2.13*	2.86	3.85*
Portfolio turnover rate (%)	233*	346	87
[a] For the six months ended June 30, 2003 (Unaudited).
[b] For the period from June 25, 2001 (commencement of sales of Class C shares) to December 31, 2001.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of sales charge.
* Annualized
** Not annualized

Class AARP
Years Ended December 31,	2003[a]	2002	2001[b]	2000[c]
Selected Per Share Data
Net asset value, beginning of period	$ 10.68	$ 10.65	$ 10.56	$ 10.38
Income (loss) from investment operations: Net investment income[d]	.17	.42	.55	.26
Net realized and unrealized gain (loss) on investment transactions	.05	.09	.13	.18
Total from investment operations	.22	.51	.68	.44
Less distributions from: Net investment income	(.21)	(.48)	(.59)	(.26)
Net asset value, end of period	$ 10.69	$ 10.68	$ 10.65	$ 10.56
Total Return (%)	2.11**	4.85	6.67	4.27**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	347	349	353	346
Ratio of expenses (%)	.76*	.75	.75	.73e*
Ratio of net investment income (%)	3.18*	3.91	5.18	6.32*
Portfolio turnover rate (%)	233*	346	87	167
[a] For the six months ended June 30, 2003 (Unaudited).
[b] As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to January 1, 2001 are included as interest income. The effect of this change for the year ended December 31, 2001, was to decrease net investment income per share by $.02, increase net realized and unrealized gains and losses per share by $.02, and decrease the ratio of net investment income to average net assets from 5.37% to 5.18%. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
[c] For the period from August 14, 2000 (commencement of sales of Class AARP shares) to December 31, 2000.
[d] Based on average shares outstanding during the period.
[e] The ratio of operating expenses includes a one-time reduction in reorganization expenses. The ratio without this reduction is .76%.
* Annualized
** Not annualized

Class S
Years Ended December 31,	2003[a]	2002	2001[b]	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 10.68	$ 10.65	$ 10.56	$ 10.44	$ 10.87	$ 11.04
Income (loss) from investment operations:
Net investment income[c]	.17	.42	.55	.64	.60	.66
Net realized and unrealized gain (loss) on investment transactions	.05	.09	.13	.11	(.44)	(.19)
Total from investment operations	.22	.51	.68	.75	.16	.47
Less distributions from: Net investment income	(.21)	(.48)	(.59)	(.63)	(.59)	(.64)
Net asset value, end of period	$ 10.69	$ 10.68	$ 10.65	$ 10.56	$ 10.44	$ 10.87
Total Return (%)	2.11**	4.95	6.56	7.49[d]	1.57[d]	4.34[e]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	603	610	632	646	774	992
Ratio of expenses before expense reductions (%)	.76*	.75	.75	.90[f]	.87	.86
Ratio of expenses after expense reductions (%)	.76*	.75	.75	.84[f]	.85	.86
Ratio of net investment income (%)	3.18*	3.91	5.18	6.10	5.60	6.07
Portfolio turnover rate (%)	233*	346	87	167	256	95
[a] For the six months ended June 30, 2003 (Unaudited).
[b] As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to January 1, 2001 are included as interest income. The effect of this change for the year ended December 31, 2001, was to decrease net investment income per share by $.02, increase net realized and unrealized gains and losses per share by $.02, and decrease the ratio of net investment income to average net assets from 5.37% to 5.18%. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
[c] Based on average shares outstanding during the period.
[d] Total return would have been lower had certain expenses not been reduced.
[e] If the Advisor had not reimbursed the Fund $12,808,543 for losses incurred with certain portfolio transactions, the total return for the year ended December 31, 1998 would have been lower.
[f] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .88% and .82%, respectively.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder Short-Term Bond Fund (the "Fund") is a diversified series of Scudder Funds Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors subject to an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Prior to February 3, 2003, Class C shares were offered without an initial sales charge. Class C shares do not convert into another class. Shares of Class AARP are designed for members of AARP. Class S shares of the Fund are generally not available to new investors. Class AARP and S shares are not subject to initial or contingent deferred sales charges.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, administrative fee and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund. If the pricing services are unable to provide valuations, the securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Scudder Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Mortgage Dollar Rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities on a fixed date. The Fund receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a lower price for the security upon its repurchase or, alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. At the time the portfolio enters into this type of transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At December 31, 2002, the Fund had a net tax basis capital loss carryforward of approximately $165,008,000, which may be applied against any realized net taxable gains of each succeeding year until fully utilized or until December 31, 2003 ($62,087,000), December 31, 2004 ($27,917,000), December 31, 2005 ($20,309,000), December 31, 2006 ($6,741,000), December 31, 2007 ($32,143,000) and December 31, 2008 ($15,811,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2002 through December 31, 2002, the Fund incurred approximately $78,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended December 31, 2003.

Distribution of Income and Gains. All of the net investment income of the Fund is declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At December 31, 2002, the Fund's components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income*	$ -
Undistributed net long-term capital gains	$ -
Capital loss carryforwards	$ (165,008,000)
Unrealized appreciation (depreciation) on investments	$ 5,595,973

In addition, the tax character of distributions paid to shareholders by the Fund are summarized as follows:

	Years Ended December 31,
	2002	2001
Distributions from ordinary income*	$ 50,680,471	$ 58,511,302

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts, with the exception of mortgage-backed securities, are amortized/accreted for financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended June 30, 2003, purchases and sales of investment securities (excluding short-term investments, US Treasury Obligations and mortgage dollar rolls) aggregated $592,527,878 and $652,945,166, respectively. Purchase and sales of US Treasury Obligations aggregated $650,498,231 and $572,749,207, respectively. Purchases and sales of mortgage dollar rolls aggregated $42,431,250 and $42,447,656, respectively.

C. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.45% of the first $1,500,000,000 of the Fund's average daily net assets, 0.425% of the next $500,000,000 of such net assets, 0.40% of the next $1,000,000,000 of such net assets, 0.385% of the next $1,000,000,000 of such net assets, 0.37% of the next $1,000,000,000 of such net assets, 0.355% of the next $1,000,000,000 of such net assets and 0.34% of such net assets in excess of $6,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended June 30, 2003, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of 0.45% of the Fund's average daily net assets.

Administrative Fee. Under the Administrative Agreement (the "Administrative Agreement"), the Advisor provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its Management Agreement with the Fund, as described above) in exchange for the payment by each class of the Fund of an administrative services fee (the "Administrative Fee") of 0.325%, 0.375%, 0.350%, 0.30% and 0.30% of average daily net assets for Class A, B, C, AARP and S, respectively, computed and accrued daily and payable monthly.

Various third-party service providers, some of which are affiliated with the Advisor, provide certain services to the Fund under the Administrative Agreement. Scudder Fund Accounting Corporation, a subsidiary of the Advisor, computes the net asset value for the Fund and maintains the accounting records of the Fund. Scudder Investments Services Company, an affiliate of the Advisor, is the transfer, shareholder service and dividend-paying agent for the Class A, B and C shares of the Fund. Scudder Service Corporation, also a subsidiary of the Advisor, is the transfer, shareholder service and dividend-paying agent for the Class AARP and S shares of the Fund. Scudder Trust Company, an affiliate of the Advisor, provides subaccounting and recordkeeping services for shareholders in certain retirement and employee benefit plans. These affiliated entities have in turn entered into various agreements with third-party service providers to provide these services. In addition, other service providers, not affiliated with the Advisor provide certain services (i.e., custody, legal, audit) to the Fund under the Administrative Agreement. The Advisor pays the service providers for the provision of their services to the Fund and pays other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of the Fund will not be borne by the Advisor under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of Independent Trustees (including the fees and expenses of their independent counsel). For the six months ended June 30, 2003, the Administrative Fee was as follows:

Administrative Fee	Total Aggregated	Unpaid at June 30, 2003
Class A	$ 206,793	$ 34,193
Class B	72,945	12,268
Class C	41,231	7,683
Class AARP	516,687	84,634
Class S	902,328	145,105
	$ 1,739,984	$ 283,883

The Administrative Agreement between the Advisor and the Fund will terminate effective September 30, 2003 and the Fund will directly bear the cost of those expenses formerly covered under the Administrative Agreement. Effective October 1, 2003 through September 30, 2005, the Advisor has agreed to contractually waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses of each class at 0.90% of average daily net assets (excluding certain expenses such as Rule 12b-1 and/or service fees, trustees and trustee counsel fees, extraordinary expenses, taxes, brokerage and interest).

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended June 30, 2003, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at June 30, 2003
Class B	$ 145,889	$ 24,534
Class C	88,352	16,464
	$ 234,241	$ 40,998

In addition, SDI provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these firms based upon the assets of shareholder accounts the firms service. For the six months ended June 30, 2003, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at June 30, 2003	Effective Rate
Class A	$ 155,142	$ 31,784.24%
Class B	47,378	8,480.24%
Class C	29,451	5,611.25%
	$ 231,971	$ 45,875

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Class A, B and C shares. Underwriting commissions paid in connection with the distribution of Class A and C shares for the six months ended June 30, 2003 aggregated $10,223 and $48, respectively.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended June 30, 2003, the CDSC for Class B and C shares aggregated $53,943 and $4,496, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended June 30, 2003, SDI received $10,264.

Trustees' Fees and Expenses. The Trust pays each of its Trustees not affiliated with the Advisor retainer fees, plus specified amounts for attended board and committee meetings.

Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Scudder Cash Management QP Trust (the "QP Trust"), and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

Other Related Parties. AARP through its affiliates monitors and approves the AARP Investment Program from the Advisor. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined assets of the AARP classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6,000,000,000 of net assets, 0.06% for the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

D. Expense Off-Set Arrangement

The Fund has entered into an arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the six months ended June 30, 2003, pursuant to the Administrative Agreement, the Administrative fee was reduced by $977 for custodian credits earned.

E. Line of Credit

The Fund and several other affiliated Funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Share Transactions

The following tables summarize share and dollar activity in the Fund:

	Six Months Ended June 30, 2003		Year Ended December 31, 2002
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	3,829,038	$ 40,858,485	7,743,106	$ 82,223,701
Class B	1,354,040	14,428,280	2,370,876	25,153,632
Class C	1,219,917	13,009,660	1,790,914	19,000,854
Class AARP	1,483,347	15,832,578	3,391,945	36,026,136
Class S	4,576,172	48,802,952	10,559,604	112,051,020
		$ 132,931,955		$ 274,455,343
Shares issued to shareholders in reinvestment of distributions
Class A	182,811	$ 1,946,616	403,762	$ 4,272,420
Class B	43,748	465,891	83,769	886,531
Class C	20,992	223,705	28,739	304,152
Class AARP	478,872	5,102,315	1,089,946	11,534,403
Class S	916,667	9,763,829	2,139,590	22,638,663
		$ 17,502,356		$ 39,636,169
Shares redeemed
Class A	(4,012,464)	$ (42,741,819)	(7,149,177)	$ (75,868,495)
Class B	(1,137,719)	(12,134,013)	(1,806,279)	(19,164,712)
Class C	(520,438)	(5,545,609)	(788,115)	(8,353,352)
Class AARP	(2,199,346)	(23,470,622)	(4,886,994)	(51,848,631)
Class S	(6,297,368)	(67,152,032)	(14,810,434)	(157,040,971)
		$ (151,044,095)		$ (312,276,161)
Net increase (decrease)
Class A	(615)	$ 63,282	997,691	$ 10,627,626
Class B	260,069	2,760,158	648,366	6,875,451
Class C	720,471	7,687,756	1,031,538	10,951,654
Class AARP	(237,127)	(2,535,729)	(405,103)	(4,288,092)
Class S	(804,529)	(8,585,251)	(2,111,240)	(22,351,288)
		$ (609,784)		$ 1,815,351

Investment Products

Scudder Funds

Growth Funds

Scudder 21st Century Growth Fund

Scudder Aggressive Growth Fund

Scudder Blue Chip Fund

Scudder Capital Growth Fund

Scudder Development Fund

Scudder Dynamic Growth Fund

Scudder Flag Investors
Communications Fund

Scudder Gold & Precious Metals Fund

Scudder Global Biotechnology Fund

Scudder Growth Fund

Scudder Health Care Fund

Scudder Large Company Growth Fund

Scudder Micro Cap Fund

Scudder Mid Cap Fund

Scudder Small Cap Fund

Scudder Strategic Growth Fund

Scudder Technology Fund

Scudder Technology Innovation Fund

Scudder Top 50 US Fund

Value Funds

Scudder Contrarian Fund

Scudder-Dreman Financial Services Fund

Scudder-Dreman High Return Equity Fund

Scudder-Dreman Small Cap Value Fund

Scudder Flag Investors Equity
Partners Fund

Scudder Growth and Income Fund

Scudder Large Company Value Fund

Scudder-RREEF Real Estate Securities Fund

Scudder Small Company Stock Fund

Scudder Small Company Value Fund

Multicategory/Asset Allocation Funds

Scudder Balanced Fund

Scudder Flag Investors Value Builder Fund

Scudder Focus Value+Growth Fund

Scudder Lifecycle Mid Range Fund

Scudder Lifecycle Long Range Fund

Scudder Lifecycle Short Range Fund

Scudder Pathway Conservative Portfolio

Scudder Pathway Growth Portfolio

Scudder Pathway Moderate Portfolio

Scudder Target 2013 Fund

Scudder Total Return Fund

International/Global Funds

Scudder Emerging Markets Growth Fund

Scudder Emerging Markets Income Fund

Scudder European Equity Fund

Scudder Global Fund

Scudder Global Bond Fund

Scudder Global Discovery Fund

Scudder Greater Europe Growth Fund

Scudder International Fund

Scudder International Equity Fund

Scudder International Select Equity Fund

Scudder Japanese Equity Fund

Scudder Latin America Fund

Scudder New Europe Fund

Scudder Pacific Opportunities Fund

Income Funds

Scudder Cash Reserves Fund

Scudder Fixed Income Fund

Scudder GNMA Fund

Scudder High Income Plus Fund (formerly Deutsche High Yield Bond Fund)

Scudder High Income Fund (formerly Scudder High Yield Fund)

Scudder High Income Opportunity Fund (formerly Scudder High Yield Opportunity Fund)

Scudder Income Fund

Scudder PreservationPlus Fund

Scudder PreservationPlus Income Fund

Scudder Short Duration Fund (formerly Scudder Short-Term Fixed Income Fund)

Scudder Short-Term Bond Fund

Scudder Strategic Income Fund

Scudder U.S. Government Securities Fund

Scudder Funds (continued)
Tax-Free Income Funds

Scudder California Tax-Free Income Fund

Scudder Florida Tax-Free Income Fund

Scudder High Yield Tax-Free Fund

Scudder Managed Municipal Bond Fund

Scudder Massachusetts Tax-Free Fund

Scudder Medium-Term Tax-Free Fund

Scudder Municipal Bond Fund

Scudder New York Tax-Free Income Fund

Scudder Short-Term Municipal Bond Fund

Index-Related Funds

Scudder EAFE ® Equity Index Fund

Scudder Equity 500 Index Fund

Scudder S&P 500 Index Fund

Scudder S&P 500 Stock Fund

Scudder Select 500 Fund

Scudder US Bond Index Fund

Money Market
A large number of money market funds are available through Scudder Investments.

Retirement Programs and Education Accounts
Retirement Programs Traditional IRA Roth IRA SEP-IRA Inherited IRA Keogh Plan 401(k), 403(b) Plans Variable Annuities Education Accounts Coverdell Education Savings Account UGMA/UTMA IRA for Minors
Closed-End Funds

The Brazil Fund, Inc.

The Korea Fund, Inc.

Montgomery Street Income Securities, Inc.

Scudder Global High Income Fund, Inc.

Scudder New Asia Fund, Inc.

Scudder High Income Trust

Scudder Intermediate Government Trust

Scudder Multi-Market Income Trust

Scudder Municipal Income Trust

Scudder RREEF Real Estate Fund, Inc.

Scudder Strategic Income Trust

Scudder Strategic Municipal Income Trust

The Central Europe and Russia Fund, Inc. (formerly The Central European Equity Fund, Inc.)

The Germany Fund, Inc.

The New Germany Fund, Inc.

The SMALLCap Fund, Inc.

Not all funds are available in all share classes.

Scudder open-end funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Account Management Resources

For shareholders of Classes A, B and C

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For more information	(800) 621-1048 To speak with a Scudder service representative.
Written correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606 (800) 621-1148

	Class A	Class B	Class C
Nasdaq Symbol	SZBAX	SZBBX	SZBCX
CUSIP Number	810902-270	810902-288	810902-296
Fund Number	422	622	722

For shareholders of Class AARP and Class S

	AARP Investment Program Shareholders	Scudder Class S Shareholders
Automated Information Lines	Easy-Access Line (800) 631-4636	SAIL™ (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.
Web Sites	aarp.scudder.com	myScudder.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For more information	(800) 253-2277 To speak with an AARP Investment Program service representative	(800) SCUDDER To speak with a Scudder service representative.
Written correspondence	AARP Investment Program from Scudder Investments PO Box 219735 Kansas City, MO 64121-9735	Scudder Investments PO Box 219669 Kansas City, MO 64121-9669
Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606 (800) 621-1148
	Class AARP	Class S
Nasdaq Symbol	ASHTX	SCSTX
Fund Number	122	022

Privacy Statement

This privacy statement is issued by Scudder Distributors, Inc., Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by the entities listed above.

For AARP shareholders only: Certain investors in the AARP Investment Program are advised that limited nonpublic personal information is shared with AARP and its subsidiary AARP Services Inc. (ASI). This includes an investor's status as a current or former Program participant, name, address, and type of account maintained (i.e. IRA or non-IRA). This information must be shared so that ASI can provide quality control services, such as monitoring satisfaction with the Program. However, AARP and ASI may also use this information for other purposes such as member research, and may share this information with other AARP providers to inform members of AARP benefits and services. Shareholders residing in states with certain state specific privacy restrictions are excluded from this information sharing. All other shareholders may instruct us in writing not to share information regarding themselves or joint account holders with AARP or ASI for any purposes unrelated to the AARP Investment Program. To request the appropriate form, call 1-800-253-2277. With respect to accounts that are jointly held, an opt-out form received from any of the joint account holders will be applied to the entire account.

Questions on this policy may be sent to:
For Classes A, B, and C: Scudder Investments, Attention: Correspondence - Chicago
P.O. Box 219415, Kansas City, MO 64121-9415

For Class AARP: AARP Investment Program, Attention: Correspondence,
P.O. Box 219735, Kansas City, MO 64121-9735

For Class S: Scudder Investments, Attention: Correspondence,
P.O. Box 219669, Kansas City, MO 64121-9669

July 2002

Notes

Notes

Notes

Notes

ITEM 2.         CODE OF ETHICS.

                        Not currently applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not currently applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not currently applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the
Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) During the six month period ended June 30, 2003, management identified an issue related to a different registrant within the Scudder fund complex.
Management discussed the issue with the Registrant's Audit Committee and auditors and instituted additional procedures to enhance its internal controls over financial reporting.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Short Term Bond Fund

By:                                 /s/Richard T. Hale
                                    -------------------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               August 19, 2003
                                    -------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Short Term Bond Fund

By:                                 /s/Richard T. Hale
                                    -------------------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               August 19, 2003
                                    -------------------------------------

By:                                 /s/Charles A. Rizzo
                                    -------------------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               August 19, 2003
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